Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Net loss before income taxes	$ (979,394)	$ 179,508	$ (4,271,846)	$ (1,636,876)	$ (2,219,468)	$ (4,459,789)
United States federal statutory income tax rate of 21%					$ (466,088)	(936,555)
United States federal statutory tax rate, percent					21.00%
State income tax benefit, net of federal benefit					$ (58,470)	(8,418)
Arkansas tax benefit, net of federal tax benefit, percent					2.60%
Deferred state income taxes, no federal benefit					$ (172,158)
Deferred state income taxes, no federal benefit, percent					7.80%
Permanent differences, net						583,678
Valuation allowance charges affecting the provision for income taxes					$ 1,476,893	44,277,923
Changes in valuation allowance, percent					(66.50%)
Change in fair market value of warrant liability					$ (277,383)
Change in fair market value of warrant liability, percent					12.50%
Gain on extinguishment of forward purchase derivative and exchange of debt					$ (700,605)
Gain on extinguishment of forward purchase derivative and exchange of debt, percent					31.60%
Costs incurred to secure financing					$ 168,000
Costs incurred to secure financing, percent					(7.60%)
Other					$ (52,114)	(56,942)
Other, percent					2.40%
Prior year true up of deferred taxes					$ 23,455
Prior year true up of deferred taxes, percent					(1.00%)
Income tax (benefit) expense	$ 0	$ 0	$ 0	$ 58,470	$ (58,470)	$ 43,859,686
Prior year true up of deferred taxes, percent					2.60%